General and Administrative expenses (Tables)	12 Months Ended
Dec. 31, 2024
General and Administrative expenses
Schedule of general and administrative expenses

For the year ended December 31,	2024	2023	2022
Employee costs	7,665,227	5,816,591	3,998,981
Directors’ fees and expenses	1,200,219	906,598	850,942
Professional fees	1,625,369	2,032,332	287,355
Other expenses	420,047	1,177,852	159,245
Total	10,910,862	9,933,373	5,296,523